Fees Summary	Jul. 01, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 85.96
Total Fee Amount	85.96
Total Transaction Valuation	622,437.75
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A